                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06434

                     Morgan Stanley Insured Municipal Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York                          10020
    (Address of principal executive offices)                          (Zip code)

                                Ronald E. Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: October 31, 2006

Date of reporting period: January 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY INSURED MUNICIPAL TRUST
PORTFOLIO OF INVESTMENTS JANUARY 31, 2006 (UNAUDITED)

PRINCIPAL
AMOUNT IN                                                                          COUPON    MATURITY
THOUSANDS                                                                           RATE       DATE         VALUE
---------                                                                          ------    --------   -------------
            TAX-EXEMPT MUNICIPAL BONDS (139.5%)
            General Obligation (24.6%)
 $ 10,000   North Slope Borough, Alaska, Ser 2000 B (MBIA)                           0.00%   06/30/10   $   8,505,100
    3,000   Los Angeles, California, Ser 2004 A (MBIA)                               5.00    09/01/24       3,161,400
    3,000   San Diego Unified School District, California, Ser 2003 E (FSA)          5.25    07/01/23       3,312,720
    3,000   Florida Board of Education, Capital Outlay Refg 2002 Ser C (MBIA)        5.00    06/01/20       3,181,440
            Honolulu City & County, Hawaii,
    2,500      ROLS RR II R 237-2 (MBIA)                                            7.356#   03/01/25       2,883,325
    2,500      ROLS RR II R 237-3 (MBIA)                                            7.356#   03/01/26       2,836,575
            Chicago, Illinois,
    8,000      Refg Ser 1992 (Ambac)                                                 6.25    01/01/11       8,815,360
    2,000      Refg 2001 A (MBIA)                                                    0.00++  01/01/21       1,717,240
    2,000      Refg 2001 A (MBIA)                                                    0.00++  01/01/22       1,710,820
            Illinois,
   10,000      Ser 2001 (MBIA)                                                      5.375    04/01/15      11,106,700
   10,000      Ser 2001 (MBIA)                                                      5.375    04/01/16      11,137,000
    3,000   Brainerd Independent School District 181, Minnesota,                    5.375    02/01/18       3,261,780
               Ser 2002 A (FGIC)
    4,000   Clark County, Nevada, Transportation Impr Ltd Tax                        6.50    06/01/17       4,861,760
               Ser 06/01/92 B (Ambac)
    1,880   King County, Washington, Refg 1998 Ser B (MBIA)                          5.25    01/01/34       1,947,003
 --------                                                                                               -------------
   64,880                                                                                                  68,438,223
 --------                                                                                               -------------
            Educational Facilities Revenue (7.0%)
    2,000   Arizona Board of Regents, Arizona State University Ser 2004              5.00    09/01/30       2,074,080
               COPs (Ambac)
            University of California,
    1,000      Limited Projects Ser 2005 B (FSA)                                     5.00    05/15/30       1,041,580
    2,000      Multi Purpose Ser Q (FSA)                                             5.00    09/01/31       2,071,940
    1,735   Orange County Educational Facilities, Florida, Rollins                  5.125    12/01/28       1,825,116
               College Ser 2005 (Ambac)
            Fulton County Development Authority, Georgia,
      900      Morehouse College Ser 2000 (Ambac)                                    6.25    12/01/21       1,009,143
    1,700      Morehouse College Ser 2000 (Ambac)                                   5.875    12/01/30       1,872,601
    2,500   University of North Carolina, Ser 2000 (Ambac)                           5.25    10/01/20       2,684,725
    2,000   University of North Carolina at Wilmington, Student Housing              5.00    06/01/36       2,066,940
               Ser 2005 COPs (FGIC)
    4,635   University of Vermont & State Agricultural College, Ser 2005 (MBIA)      5.00    10/01/40       4,805,568
 --------                                                                                               -------------
   18,470                                                                                                  19,451,693
 --------                                                                                               -------------
            Electric Revenue (12.7%)
    2,000   Indiana Municipal Power Agency, Power Supply 2004 Ser A (FGIC)           5.00    01/01/32       2,069,000
            South Carolina Public Service Authority,
    9,325      Ser 2002 B (FSA)                                                     5.375    01/01/17      10,073,331
    2,000      Ser 2003 A (Ambac)                                                    5.00    01/01/27       2,083,520
   10,000   Lower Colorado River Authority, Texas, Refg Ser 1999 A (FSA)            5.875    05/15/16      10,817,200
   10,000   Seattle, Washington, Light & Power Refg Rev 2001 (FSA)                  5.125    03/01/26      10,340,000
 --------                                                                                               -------------
   33,325                                                                                                  35,383,051
 --------                                                                                               -------------
            Hospital Revenue (5.4%)
    3,000   Indiana Health Facilities Financing Authority, Community Health          5.00    05/01/35       3,096,210
               Ser 2005 A (Ambac)
    2,000   Louisiana Public Facilities Authority, Baton Rouge General Medical       5.25    07/01/33       2,094,060
               Center-FHA Insured Mtge Ser 2004 (MBIA)
    4,000   Minneapolis, Minnesota, Fairview Health 2005 Ser D (Ambac)               5.00    11/15/34       4,143,840
    2,650   Montana Health Facilities Authority, Deaconess Billings Clinic          7.054#   02/25/25       2,656,201
               Ser 1994 (Ambac)

    2,000   New York State Dormitory Authority, Montefiore Hospital - FHA            5.00    08/01/29       2,083,100
               Insured Mtge Ser 2004 (FGIC)
    1,000   Medical University South Carolina Hospital Authority, FHA Insured        5.25    02/15/25       1,064,340
               Mtge Ser 2004 A (MBIA)
 --------                                                                                               -------------
   14,650                                                                                                  15,137,751
 --------                                                                                               -------------
            Industrial Development/Pollution Control Revenue (4.2%)
    5,000   Humboldt County, Nevada, Sierra Pacific Power Co                         6.55    10/01/13       5,135,750
               Refg Ser 1987 (Ambac)
    5,000   New York State Energy Research & Development Authority,                  5.50**  01/01/21       5,108,350
               Brooklyn Union Gas Co 1996 Ser (MBIA)
    1,500   Delaware County Industrial Development Authority, Pennsylvania,          5.00    11/01/37       1,535,595
               Aqua Inc Ser A 2005 (AMT) (FGIC)
 --------                                                                                               -------------
   11,500                                                                                                  11,779,695
 --------                                                                                               -------------
            Mortgage Revenue - Multi Family (1.5%)
    4,160   New Jersey Housing Mortgage Finance Authority, Home Buyer               5.875    10/01/31       4,176,765
 --------      Ser 2000 CC (AMT) (MBIA)                                                                 -------------

            Public Facilities Revenue (3.5%)
    2,000   Massachusetts School Building Authority, Dedicated Sales Tax             5.00    08/15/19       2,144,980
               2005 Ser A (MBIA)
    1,500   Albuquerque, New Mexico, Gross Receipts Lodgers' Tax                     5.00    07/01/37       1,548,300
               Refg Ser 2004 A (FSA)
    1,685   Oregon Department of Administrative Services, COPs Ser B (FGIC)          5.00    11/01/24       1,774,591
    2,100   Erie County, Convention Center Authority, Pennsylvania, Convention       5.00    01/15/36       2,179,002
               Center Hotel Ser 2005 (FGIC)
    2,000   Pennsylvania Public School Building Authority, Philadelphia School       5.00    06/01/33       2,063,640
            District Ser 2003 (FSA)
 --------                                                                                               -------------
    9,285                                                                                                   9,710,513
 --------                                                                                               -------------
            Recreational Facilities Revenue (7.3%)
    2,500   College Park Business & Industrial Development Authority,                5.75    09/01/26       2,779,750
               Georgia, Civic Center Ser 2000 (Ambac)
            Iowa,
    3,600      Vision Iowa Ser 2001 (MBIA)                                           5.50    02/15/19       4,126,644
    2,500      Vision Iowa Ser 2001 (MBIA)                                           5.50    02/15/20       2,875,075
   10,000   Hamilton County, Ohio, Sales Tax Ser 2000 (Ambac)                        5.25    12/01/32      10,574,000
 --------                                                                                               -------------
   18,600                                                                                                  20,355,469
 --------                                                                                               -------------
            Tax Allocation Revenue (0.9%)
    2,390   San Jose Redevelopment Agency, California, Merged Area                   5.00    08/01/32       2,443,440
               Ser 2002 (MBIA)
 --------                                                                                               -------------
            Transportation Facilities Revenue (30.7%)
    5,000   Denver City & County, Colorado, Airport Refg Ser 2000 A (AMT)            6.00    11/15/18       5,419,100
               (Ambac)
            Miami Dade County, Florida,
    2,155      Miami Int'l Airport Refg Ser 2003 B (AMT) (MBIA)                      5.25    10/01/18       2,288,093
    2,270      Miami Int'l Airport Refg Ser 2003 B (AMT) (MBIA)                      5.25    10/01/19       2,405,633
    5,000   Atlanta, Georgia, Airport Ser 2004 C (FSA)                               5.00    01/01/33       5,153,900
    5,000   Hawaii, Airports Refg Ser 2001 (AMT) (FGIC)                              5.25    07/01/21       5,221,250
            Chicago, Illinois,
    2,000      O' Hare Int'l Airport Third Lien Ser 2003  (AMT) (FSA)                5.75    01/01/23       2,199,100
    3,000      O' Hare Int'l Airport Third Lien Ser A (MBIA)                         5.25    01/01/25       3,234,300
    4,000   Regional Transportation Authority, Illinois, Refg Ser 1999 (FSA)         5.75    06/01/21       4,717,920
    2,500   Maryland Economic Development Corporation, Maryland Aviation            5.375    06/01/22       2,664,600
               Administration Ser 2003 (AMT) (FSA)
    2,000   Massachusetts Turnpike Authority, Metropolitan Highway                   5.00    01/01/37       2,030,520
               1997 Ser A (MBIA)
    5,000   Minneapolis - St Paul Metropolitan Airports Commission,                  5.25    01/01/32       5,236,950
               Minnesota, Ser 2001 C (FGIC)

    5,000   Nevada Department of Business & Industry, Las Vegas Monorail             0.00    01/01/21       2,493,150
               1st Tier Ser 2000 (Ambac)
    2,000   New Jersey Transportation Trust Fund Authority, 2005 Ser C (FGIC)        5.25    06/15/20       2,176,580
    5,000   New Jersey Turnpike Authority, Ser 2003 A (Ambac)                        5.00    01/01/30       5,179,900
            Metropolitan Transportation Authority, New York,
    6,805      State Service Contract Refg Ser 2002 B (MBIA)                         5.50    07/01/20       7,478,355
   10,000      Transportation Refg Ser 2002 A (Ambac)                                5.50    11/15/17      11,037,199
    2,000      Transportation Refg Ser 2002 A (FGIC)                                 5.00    11/15/25       2,106,100
            Pennsylvania Turnpike Commission,
    4,000      Ser R 2001 (Ambac)                                                    5.00    12/01/26       4,173,040
    4,000      Ser A 2004 Ambac)                                                     5.00    12/01/34       4,160,480
    3,000   Harris County, Texas, Toll Road Sr Lien Ser 2005 A (FSA)                 5.25    08/15/35       3,117,570
    2,500   Port of Seattle, Washington, Ser 2001 B (AMT) (MBIA)                    5.625    02/01/24       2,651,525
 --------                                                                                               -------------
   82,230                                                                                                  85,145,265
 --------                                                                                               -------------
            Water & Sewer Revenue (34.2%)
    1,000   Phoenix Civic Improvement Corporation, Arizona, Jr Lien                  5.00    07/01/27       1,047,160
               Wastewater Ser 2004 (MBIA)
    5,000   San Diego County Water Authority, California, Ser 2004 A COPs            5.00    05/01/29       5,219,850
               (FSA)
   10,000   Tampa Bay Water, Florida, Ser 2001 B (FGIC)                              5.00    10/01/31      10,264,600
    2,000      Atlanta, Georgia, Water & Wastewater Ser 1999 A (FGIC)                5.00    11/01/29       2,041,000
    5,000   Honolulu City & County, Hawaii, Wastewater Ser 2001 (Ambac)             5.125    07/01/31       5,167,950
   10,000   Louisville & Jefferson County Metropolitan Sewer District,               5.75    05/15/33      10,806,400
               Kentucky, Ser 1999 A (FGIC)
    3,800   Louisville Board of Water Works, Kentucky, Water Ser 2000 (FSA)          5.50    11/15/25       4,067,140
    5,000   Detroit, Michigan, Sewage Disposal Ser 2001 A (FGIC)                    5.125    07/01/31       5,211,750
    5,000   Grand Strand Water & Sewer Authority, South Carolina,                    5.00    06/01/31       5,148,650
               Refg Ser 2001 (FSA)
            Austin, Texas,
   10,000      Water & Wastewater Refg Ser 2001 A (FSA)                             5.125    05/15/27      10,328,600
    2,000      Water & Wastewater Ser 2004 A (Ambac)                                 5.00    11/15/27       2,081,380
   15,000   Houston, Texas, Combined Utility First Lien Refg 2004 Ser A (FGIC)       5.25    05/15/23      16,129,951
            San Antonio, Texas,
    2,000      Water & Refg Ser 2002 (FSA)                                           5.50    05/15/18       2,182,060
    2,500      Water & Refg Ser 2002 (FSA)                                           5.50    05/15/20       2,721,750
            Wichita Falls, Texas,
    2,000      Water & Sewer Ser 2001 (Ambac)                                       5.375    08/01/20       2,151,420
    3,000      Water & Sewer Ser 2001 (Ambac)                                       5.375    08/01/24       3,222,840
    5,000   King County, Washington, Sewer Refg 2001 (FGIC)                          5.00    01/01/31       5,127,100
    2,000   West Virginia Water Development Authority, Loan Program IV               5.00    11/01/44       2,070,900
               2005 Ser A (FSA)
 --------                                                                                               -------------
   90,300                                                                                                  94,990,501
 --------                                                                                               -------------
            Other Revenue (4.4%)
    2,500   California, Economic Recovery Ser 2004 A (MBIA)                          5.00    07/01/15       2,717,125
    6,000   Golden State Tobacco Securitization Corporation, California,             5.00    06/01/38       6,191,580
               Enhanced Asset Backed 2005 A (FGIC)
    3,000   Alexandria Industrial Development Authority, Virginia, Institute for     5.90    10/01/30       3,300,600
               Defense Analysis Ser 2000 A (Ambac)
 --------                                                                                               -------------
   11,500                                                                                                  12,209,305
 --------                                                                                               -------------
            Refunded (3.1%)
    5,000   Hawaii, 1999 Ser CT (FSA)                                               5.875    09/01/09+      5,455,650
    3,000   Utah Board of Regents, University of Utah - Huntsman Cancer              5.50    04/01/10+      3,263,250
               Institute Refg Ser 2000 A (MBIA)
 --------                                                                                               -------------
    8,000                                                                                                   8,718,900
 --------                                                                                               -------------
  369,290   TOTAL TAX-EXEMPT MUNICIPAL BONDS (Cost $366,026,823)                                          387,940,571
 --------                                                                                               -------------

            SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATION (0.2%)
      500   Harris County Health Facilities Development Corporation, Texas,          3.07*   12/01/32         500,000
             Methodist Hospital Ser 2005 B (Demand 02/01/06) (Cost $500,000)
 --------                                                                                               -------------
 $369,790   TOTAL INVESTMENTS (Cost $366,526,823) (a) (b)                                       139.7%    388,440,571
 ========
            OTHER ASSETS IN EXCESS OF LIABILITIES                                                 7.0      19,599,260
            PREFERRED SHARES OF BENEFICIAL INTEREST                                             (46.7)   (130,022,632)
                                                                                                -----   -------------
            NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                                        100.0%  $ 278,017,199
                                                                                                =====   =============

----------
Note: The categories of investments are shown as a percentage of net assets applicable to common shareholders.

AMT  Alternative Minimum Tax.

COPs Certificates of Participation.

ETM  Escrowed to maturity

FHA  Federal Housing Authority.

ROLS Reset Option Longs.(Illiquid securities)

+    Prerefunded to call date shown.

++ Currently a zero coupon security; will convert to 5.56% and 5.58%, respectively on January 1, 2011.

++ Current coupon rate for residual interest bond. This rate resets periodically as the auction rate on the related security changes. Positions in inverse floating rate municipal obligation have a value of $8,376,101, which represents 3.0% of net assets applicable to common shareholders.

*    Current coupon of variable rate demand obligation.

** A portion of this security has been physically segregated in connection with open futures contracts in the amount of $265,000.

(a) Securities have been designated as collateral in an amount equal to $63,673,280 in connection with open futures contracts.

(b) The aggregate cost for federal income tax purposes is $366,520,786. The aggregate gross unrealized appreciation is $22,096,839 and the aggregate gross unrealized depreciation is $177,054, resulting in net unrealized appreciation of $21,919,785.

Bond Insurance:

Ambac   Ambac Assurance Corporation.
 FGIC   Financial Guaranty Insurance Company.
 FSA    Financial Security Assurance Inc.
 MBIA   Municipal Bond Investors Assurance Corporation.

FUTURES CONTRACTS OPEN AT JANUARY 31, 2006:

                                   DESCRIPTION,              UNDERLYING
NUMBER OF                         DELIVERY MONTH             FACE AMOUNT    UNREALIZED
CONTRACTS   LONG/SHORT               AND YEAR                 AT VALUE     APPRECIATION
---------   ----------   --------------------------------   ------------   ------------
   500         Short        U.S. Treasury Notes 5 year,     $(52,867,190)    $182,215
                                   March 2006

   100         Short        U.S. Treasury Notes 10 year,     (10,843,750)      43,475
                                   March 2006
                                                                             --------
   Total unrealized appreciation.........................................    $225,690
                                                                             ========

                        GEOGRAPHIC SUMMARY OF INVESTMENTS
             BASED ON MARKET VALUE AS A PERCENT OF TOTAL INVESTMENTS
                          JANUARY 31, 2006 (UNAUDITED)

Alaska             2.2%
Arizona            0.8
California         6.7
Colorado           1.4
Florida            5.2
Georgia            3.3
Hawaii             5.6
Illinois          11.5
Indiana            1.3
Iowa               1.8
Kentucky           3.8
Louisiana          0.5
Maryland           0.7
Massachusetts      1.1
Michigan           1.3
Minnesota          3.3
Montana            0.7
Nevada             3.2
New Jersey         3.0
New Mexico         0.4
New York           7.2
North Carolina     1.5
Ohio               2.7
Oregon             0.5
Pennsylvania       3.6
South Carolina     4.5
Texas             13.7
Utah               0.8
Vermont            1.2
Virginia           0.8
Washington         5.2
West Virginia      0.5
                 -----
   Total+        100.0%
                 =====

----------
+ Does not include open short futures contracts with an underlying face amount of $63,710,940 with unrealized appreciation of $225,690.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Insured Municipal Trust


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
March 23, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
March 23, 2006


/s/ Francis Smith
-------------------------------------
Francis Smith
Principal Financial Officer
March 23, 2006


                                        3